Income Taxes, Operating Losses for Which no Deferred Income Tax Assets Recognized (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 CAD ($)
Research and Development Tax Credits [Abstract]
Non-refundable research and development tax credits	$ 39,252
Taxable temporary differences	25,714
Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	43,164
France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	58,516
Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,414
United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	59,460
United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	8,267
Canada Federal Level [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Capital losses for which no deferred tax asset recognized	50,081		$ 65,311
Research and Development Tax Credits [Abstract]
Pre-tax earnings required for recovery	$ 261	$ 341
Estimated recovery period for pre-tax earnings	P16Y	P16Y
Pre-tax earnings compound annual growth rate	2.00%	2.00%
Carried forward period	P20Y	P20Y
Canada Provincial Level [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Capital losses for which no deferred tax asset recognized	$ 53,436		$ 69,686
2021 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,865
2021 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,074
2021 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	11,902
2022 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,435
2022 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,711
2023 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,972
2023 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	5,953
2024 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2024 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,421
2025 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2025 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	254
2026 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2026 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,542
2027 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2027 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,447
2028 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,516
2030 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,713
2030 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	109
2031 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	4,681
2033 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	4,851
2034 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,616
2035 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	8,501
2036 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	9,660
2037 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,997
2038 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	58,516
Indefinite [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,414
Indefinite [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	$ 8,267